Loss Per Share - Summary of Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (86,555)	$ (13,432)	¥ (8,548)
Denominator:
Weighted average number of shares outstanding	43,709,910	43,709,910	23,358,747
Loss per share - basic and diluted | (per share)	¥ (1.98)	$ (0.31)	¥ (0.37)